Commitments And Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Buildings
Guarantor Obligations [Line Items]
Rental expense for facilities operating leases	$ 711	$ 639	$ 525
Building, Building Improvements and Leasehold Improvements
Guarantor Obligations [Line Items]
Committed for construction of new buildings, building improvements and leasehold improvements	$ 694